Research, Development and Engineering (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Research, Development and Engineering
Scientific research, application of scientific advances, services and application	$ 5,595	$ 5,959		$ 6,034
Software-related expenses	3,064	3,077		3,078
Product-related engineering expenses	211	267		268
Statement [Line Items]
RD&E expense	5,437	5,743	[1]	5,816	[1]
Discontinued operations
Statement [Line Items]
RD&E expense	$ 368	$ 483		$ 486

[1]	Reclassifed to reflect discontinued operation presentation.